Document and Entity Information	Jun. 30, 2017
Risk/Return:
Document Type	497
Document Period End Date	Jun. 30, 2016
Registrant Name	SA FUNDS INVESTMENT TRUST
Central Index Key	0001075065
Amendment Flag	false
Document Creation Date	Jun. 30, 2017
Document Effective Date	Jun. 30, 2017
Prospectus Date	Oct. 29, 2016
SA U.S. Fixed Income Fund | SA U.S. Fixed Income Fund
Risk/Return:
Trading Symbol	SAUFX
SA Global Fixed Income Fund | SA Global Fixed Income Fund
Risk/Return:
Trading Symbol	SAXIX
SA U.S. Core Market Fund | SA U.S. Core Market Fund
Risk/Return:
Trading Symbol	SAMKX
SA U.S. Value Fund | SA U.S. Value Fund
Risk/Return:
Trading Symbol	SABTX
SA U.S. Small Company Fund | SA U.S. Small Company Fund
Risk/Return:
Trading Symbol	SAUMX
SA International Value Fund | SA International Value Fund
Risk/Return:
Trading Symbol	SAHMX
SA International Small Company Fund | SA International Small Company Fund
Risk/Return:
Trading Symbol	SAISX
SA Emerging Markets Value Fund | SA Emerging Markets Value Fund
Risk/Return:
Trading Symbol	SAEMX
SA Real Estate Securities Fund | SA Real Estate Securities Fund
Risk/Return:
Trading Symbol	SAREX